OppenheimerFunds, Inc.

Two World Financial Center
225 Liberty Street, 16th Floor
New York, New York 10281-1008

January 2, 2009

VIA EDGAR

Securities and Exchange Commission
Mail Stop 0-7, Filer Support
6432 General Green Way
Alexandria, Virginia 22312

Re:     Oppenheimer Capital Appreciation Fund (the “Registrant”)
           Reg. No. 2-69719; File No. 811-03105
           EDGAR Filing of Registration Statement

To the Securities and Exchange Commission:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, I hereby represent that, with respect to the Prospectus and Statement of Additional Information dated December 29, 2008, of the Registrant, no changes were made to the Prospectus or Statement of Additional Information contained in Post-Effective Amendment No. 53 to the Registrant’s Registration Statement on Form N-1A, which was filed electronically with the Securities and Exchange Commission on December 23, 2008.

Sincerely,

                                                                        /s/ Carl Algermissen

______________________________

Carl Algermissen

303-768-2486

calgermissen@oppenheimerfunds.com

cc:      Kramer Levin Naftalis & Frankel LLP
           KPMG LLP
           Gloria LaFond